Description of Plan - Additional information (Details) - EBP 002 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Description of Plan [Line Items]
EBP, Automatic Participation Will Commence To Total Compensation Percentage	3.00%
EBP, Automatic Participation Annual Eligible Compensation To Total Compensation Percentage	1.00%
EBP, Automatic Participation Annual Eligible Compensation Reach To Total Compensation Percentage	6.00%
EBP, Employer contribution, participant compensation matched, percentage	100.00%
EBP, Employer Contribution, Matching Percentage	6.00%
EBP, Note Receivable from Participant, Account, Maximum Borrowing, Amount	$ 1,000
EBP, Note Receivable from Participant, Account, Minimum Borrowing, Amount	$ 50,000
Employee Benefit Plan Account Balance Minus Current Outstanding Loan Balance Percentage	50.00%
Maximum [Member]
EBP, Description of Plan [Line Items]
EBP, Voluntary Contribution To The Plan Through Deduction Percentage	60.00%
Employee Benefit Plan Outstanding Loan Percentage	8.50%
Minimum [Member]
EBP, Description of Plan [Line Items]
EBP, Voluntary Contribution To The Plan Through Deduction Percentage	1.00%
Employee Benefit Plan Outstanding Loan Percentage	3.25%